Non-Controlling Interest in Subsidiaries (Narrative) (Details) - GBPC	12 Months Ended
Dec. 31, 2023 $ / shares
Noncontrolling Interest [Line Items]
Preferred Stock, Dividend Payment Terms	6.0 per cent per annum fixed cumulative preferential dividend to be paid semi-annually
Preferred Stock, Redemption Terms	The preferred shares are redeemable by GBPC after June 17, 2021
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares
Noncontrolling Interest [Line Items]
Preferred Stock, Redemption Price Per Share	$ 1,000
Non-voting Cumulative Redeemable Variable Perpetual Preferred Shares | USD preferred shares
Noncontrolling Interest [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%